SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

During the year ended December 31, 2019, the significant non-cash investing and financing transactions were as follows:

●	370,250 shares issued as finder’s fee in connection with December 18, 2019 private placement (Note 11); and

●	Received Gainey shares with a fair value of $171 under the terms of the Gainey Option Agreement (Note 6).

During the year ended December 31, 2018, significant non-cash investing and financing transactions were as follows:

●	Paid or accrued $nil for income taxes.